Restricted Short-Term Bank Deposits	12 Months Ended
Dec. 31, 2021
Disclosure of deposits from banks [text block] [Abstract]
RESTRICTED SHORT-TERM BANK DEPOSITS

NOTE 5 - RESTRICTED SHORT-TERM BANK DEPOSITS

To secure Eco Wave Power Ltd.’s bank guarantees, Eco Wave Power Ltd. has deposited an amount of $70 (2020 - $68) in Bank Hapoalim Ltd. in short-term bank deposits. The short-term bank deposits are in NIS and bear interest at an average annual rate of prime – 1.59%. These deposits are subject to regulatory restrictions and are therefore not available for general use by the Group.